Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill

16.  GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2020 and 2019:

		Opening	Foreign	Argentine	Closing		Argentine	Closing
		balance	Currency	hyperinflationary	balance	Foreign Currency	hyperinflationary	balance
		1/1/2019	Translation	economy	12/31/2019	Translation	economy	12/31/2020
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	219,380	(8,013)	—	211,367	(47,672)	—	163,695
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	13,343	(152)	—	13,191	(529)	—	12,662
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	26,255	(9,741)	8,858	25,372	(7,299)	6,530	24,603
Enel Distribución Perú S.A.A.	Enel Distribución Perú	68,347	1,300	—	69,647	(5,801)	—	63,846
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	80,441	(2,938)	—	77,503	(17,480)	—	60,023
Enel Generación Perú S.A.	Enel Generación Perú	128,643	2,447	—	131,090	(10,918)	—	120,172
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	5,902	(67)	—	5,835	(234)	—	5,601
Enel Perú S.A.	Enel Distribución Perú	20	3	—	23	(3)	—	20
Enel Brasil S.A.	Enel Brasil S.A.	1,021	(37)	—	984	(222)	—	762
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	110,429	(4,033)	—	106,396	(23,997)	—	82,399
Enel Distribucion Sao Paulo	Enel Distribucion Sao Paulo	551,789	(20,154)	—	531,635	(119,906)	—	411,729

Total		1,205,570	(41,385)	8,858	1,173,043	(234,061)	6,530	945,512

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2020 (see Note 3.e).

The origin of the goodwill is detailed below:

1.- Enel Distribución Rio S.A. (formerly Ampla Energia e Serviços S.A.)

On November   20, 1996, the Company and Enel Distribución Chile S.A. (formerly named Chilectra S.A.), together with Endesa, S.A. and Electricidad de Portugal, acquired a controlling equity interest in Cerj S.A. (now Enel Distribución Rio S.A.) of Rio de Janeiro in Brazil. The Company and Enel Distribución Chile S.A. together acquired 42% of the total shares in an international public bidding process held by the Brazilian government. The Company and Enel Distribución Chile S.A. also acquired an additional 18.5% on December 31, 2000, as such, holding, directly and indirectly, a total 60.5% ownership interest.

2.- Enel Distribución Ceará S.A. (formerly Compañía Energética Do Ceará S.A.)

Between 1998 and 1999, the Company and its former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired Compañía de Distribución Eléctrica del Estado de Ceará (now named Enel Distribución Ceará S.A.) in northeast Brazil in an international public bidding process held by the Brazilian government.

3.- Compañía Distribuidora y Comercializadora de Energía S.A. (Codensa S.A.)

On October 23, 1997, Enel Américas S.A. and its former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Codensa, a company that distributes electricity in Santa Fé de Bogotá in Colombia. The acquisition took place through an international public bidding process held by the Colombian government.

4.- Enel Generación El Chocón S.A.

On August 31, 1993, Enel Generación Chile S.A. (formerly known as Endesa Chile) acquired a 59% equity interest of Enel Generación El Chocón S.A. in an international public bidding process held by the Argentine government.

5.- Enel Distribución Perú S.A.A.

On October 15, 2009, in a transaction on the Lima Stock Exchange, the Company acquired an additional 24% interest in Enel Distribución Perú S.A.A.

6.- EGP Cachoeira Dourada S.A.

On September 5, 1997, the Company’s former subsidiary Enel Generación Chile S.A. acquired 79% of EGP Cachoeira Dourada S.A. in the state of Goiás in a public bidding process held by the Brazilian government.

7.- Enel Generación Perú S.A.A (formerly Edegel S.A.A. )

On October 9, 2009, in a transaction on the Lima Stock Exchange in Peru, the Company’s former subsidiary Enel Generación Chile S.A. acquired an additional 29.3974% equity interest in Enel Generación Perú S.A.

8.- Emgesa S.A. E.S.P.

On October 23, 1997, the Company’s former subsidiary Enel Generación Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Emgesa S.A. E.S.P. in Colombia. The acquisition was made in an international public bidding process held by the Colombian government.

9.- Enel Distribución Sao Paulo S.A.

On June 7, 2018, the Company’s subsidiary Enel Brasil acquired majority stock ownership in Enel Distribución Sao Paulo S.A. (see Note 6.1).